Related Parties	12 Months Ended
Dec. 31, 2016
Related Party Transactions [Abstract]
Related Parties
Related Parties

Activity related to loans to directors, executive officers and their affiliated interests during 2016 and 2015 is as follows:

(Dollars in thousands)	December 31,
	2016	2015
Balance, beginning of year	$870	$1,376
Loans granted	751	16
Repayments of loans	(264)	(522)
Balance, end of year	$1,357	$870

All such loans were made under customary terms and conditions and were current as to principal and interest payments as of December 31, 2016 and 2015.

Related party deposits were $14.9 million and $9.0 million at December 31, 2016 and 2015, respectively.

The Company has had and intends to have business transactions in the ordinary course of business with directors, officers and affiliated interests on comparable terms as those prevailing from time to time for other non-affiliated customers of the Company. For these transactions, related expenses are not significant to the operations of the Company.